Provision For Tax, Civil And Labor Risks - Additional Information (Detail) R$ in Thousands	Dec. 31, 2019 BRL (R$) lawsuits Cases	Dec. 31, 2018 BRL (R$) lawsuits Cases	Dec. 31, 2017 BRL (R$)
Disclosure of other provisions [line items]
Judicial deposits	R$ 337,255	R$ 333,577	R$ 319,433
Number of Cases of Possible Losses | Cases	544	498
Amount of Dispute on ICMS-ST	R$ 406,002	R$ 321,772
Deposits of Dispute Amount on ICMS-ST	114,819	80,816
Tax Incentives on Research and Development	170,320
Indstria e Comrcio de Cosmticos Natura Ltda Brazil [Member]
Disclosure of other provisions [line items]
Amount of Dispute on ICMS-ST	521,903	506,258
Amount of dispute on IPI Debts	218,204	209,714
Tax on Industrialized Products-IPI	389,017	309,611
Amount of Dispute of Tax on Industrialized Products- IPI	1,854,369
Possible Loss on Tax	1,379,189	1,336,927
Remote Probability Loss on Tax	475,180	459,686
Inflation on Reclamation Claims	R$ 26,933	R$ 93,321
Tax Law Suits [Member]
Disclosure of other provisions [line items]
Number of lawsuits | lawsuits	493	448
Judicial deposits	R$ 319,818	R$ 313,777
Civil Lawsuits [Member]
Disclosure of other provisions [line items]
Number of lawsuits | lawsuits	2,600	3,250
Judicial deposits	R$ 426	R$ 649
Civil Lawsuits [Member] | Naturas consultants and consumers [member]
Disclosure of other provisions [line items]
Number of lawsuits | lawsuits	2,387
Labor Lawsuits [Member] | Former employees and service providers [Member]
Disclosure of other provisions [line items]
Number of lawsuits | lawsuits	1,500	1,850